SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary cash flow information [abstract]
Accounts receivable	$ (2,915)	$ 7,409
Inventories	(16,713)	(11,292)
Prepaids	(1,921)	(1,584)
Accounts payable and accrued liabilities	(12,984)	2,967
Advance payment on product sales	5,297	0
Interest payable	65	(7)
Income tax payable	(2,800)	(820)
Net change in working capital	(31,971)	(3,327)
Non-cash investing and financing activities
Assets acquired under capital lease	1,644	4,267
ROU assets	$ 4,398	$ 3,864